Concentration and Risks	12 Months Ended
Mar. 31, 2025
Concentration and Risks [Abstract]
CONCENTRATION AND RISKS

Note 20 — CONCENTRATION AND RISKS

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amount of the Company’s revenue
Customer A(1)	5,635,667	6,168,565	4,542,669	3,394,865
Customer B(2)	2,811,928	-	-	-

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A(1)	2,983,055	2,089,269	1,553,938
Customer B(2)	1,399,173	-	-

(1)	Customer A is a multinational construction corporation based in Singapore.
(2)	Customer B is a multinational oil & gas corporation based in Singapore

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amount of the Company’s purchases
Supplier X(3)	3,131,654	3,524,287	3,679,941	2,750,124
Supplier Y(4)	3,940,606	3,482,538	3,852,349	2,878,969

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	For the years ended March 31,
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X(3)	997,913	809,796	602,303
Supplier Y(4)	843,040	953,941	709,514

(3)	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.

(4)	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China.

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, loan receivable, investments, amount due from related parties and other current assets. As of March 31, 2025 and 2024, all of the Company’s cash and cash equivalents were held in financial institutions with high credit ratings and quality in Singapore. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable primarily comprise of amounts receivable from the product customers. To reduce credit risk, the Company performs ongoing credit evaluations of the financial condition of these customers and generally does not require collateral or other security from the customers. The Company has established a provision matrix applied on the portfolio segmented by factors such as geographic region and products that are considered to have similar credit characteristics and risk of loss. Historically, such losses have been within management’s expectations.

Loan receivables due from third parties, potentially expose the Company to concentrations of credit risk. As of March 31, 2025 and 2024, loan receivables due from third parties are of high credit ratings and quality. Management believes that these third parties are of high credit quality and continually monitors the credit worthiness of these third parties.

To reduce credit risk, the Company performs ongoing credit evaluations of the financial condition of these third parties and generally does not require collateral or other security from the third parties. The Company’s policy is to review its loans receivables due from third parties for impairment semi-annually. In determining whether an impairment loss should be recorded in the consolidated statement of operation and comprehensive income at the reporting date, the Company makes judgements as to whether any observable data exists indicating evidence of impairment which would be likely to result in a measurable decrease in the timings and amounts of the estimated future cash flows.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company ensures that it has sufficient cash and bank balances, and liquid assets to meet its expected operational expenses, including servicing for financial obligations and bank loans.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises primarily from bank loans. The Company does not expect any significant effect on the Company’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the financial year.

As at the reporting date, if the interest rates had been 50 basis points higher/lower with all other variables held constant, the Company’s profit before tax would have been approximately S$17,000 (US$13,000) lower/higher arising mainly as a result of higher/lower interest expense on bank loans.

Foreign currency risk

The Company’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Company does not have any formal policy for hedging against currency risk. The Company ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short-term imbalances.

The Company has transactional currency exposures arising from sales or purchases that are denominated in a currency other than the functional currency of the Company, primarily Chinese Renminbi. The Company’s exposure to Chinese Renminbi is minimal and is not expect to have a material impact.